CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)
Analysis of income and expense [line items]
Total	€ 0	$ 0	€ (6)	$ (6)	€ 7	$ 7	€ (10)	$ (10)
Realized exchange losses on foreign currency derivatives - net	(2)		(3)		(5)		(3)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0		(5)		0		(5)
Unrealized gains / (losses) on foreign currency derivatives - net	3		0		11		(2)
Exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net	(1)		2		1		0
Included in Revenue
Analysis of income and expense [line items]
Total	0		(2)		(1)		(5)
Included in Cost of sales
Analysis of income and expense [line items]
Total	0		1		0		1
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total	€ 0		€ (5)		€ 8		€ (6)